Revenue Recognition: - Schedule of Revenue from External Customers by Geographic Areas (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Schedule of Revenue from External Customers by Geographic Areas [Line Items]
Total revenue		$ 2,832		$ 699
CANADA
Schedule of Revenue from External Customers by Geographic Areas [Line Items]
Canada		72		378
UNITED STATES
Schedule of Revenue from External Customers by Geographic Areas [Line Items]
United States		2,513		224
Rest of world [Member]
Schedule of Revenue from External Customers by Geographic Areas [Line Items]
Rest of world	[1]	$ 247		$ 97

[1]	Rest of world includes countries where revenue from a single country is not greater than 10% of the Company’s total consolidated revenue for the three months ended March 31, 2026 and 2025, respectively.